BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2025
Business Combination [Abstract]
Business Combination, Recognized Asset Acquired and Liability Assumed
The following table provides the purchase price calculation as of the acquisition date, identifiable assets purchased and liabilities assumed at their estimated fair value for the Westfield acquisition.

(Dollars in thousands)	Westfield
Purchase consideration
Cash consideration	$260,000
Stock consideration	64,450
Total purchase consideration	324,450

Assets acquired
Cash	72,814
Investment securities available-for-sale	301,007
Other investments	25,491
Loan, net of ACL	1,571,573
Premises and equipment	6,026
Core deposit intangible	47,065
Other intangible assets	1,105
Other assets	103,646
Total assets acquired	2,128,727

Liabilities assumed
Deposits	1,790,524
FHLB advances	80,000
Long-term borrowings	1,920
Other liabilities	23,701
Total liabilities assumed	1,896,145

Net identifiable assets	232,582
Goodwill	$91,868
The following table provides the purchase price calculation as of the acquisition date, identifiable assets purchased and liabilities assumed at their estimated fair value for the Agile acquisition.

(Dollars in thousands)	Agile
Purchase consideration
Cash consideration	$96,887

Assets acquired
Commercial loans	93,353
Premises and equipment	651
Other intangible assets	3,797
Total assets acquired	97,801

Liabilities assumed
Other liabilities	2,702
Total liabilities assumed	2,702

Net identifiable assets	95,099
Goodwill	$1,788